Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net consisted of the following as of December 31, 2024 and 2023:

	Useful Life	December 31, 2024	December 31, 2023
Scanners	5 Years	$1,904,491	$3,309,957
Computer and lab equipment	3-5 Years	1,424,513	1,359,491
Leasehold improvements	Various	421,266	421,266
Software	3 Years	50,374	40,599
Furniture and fixtures	7 Years	82,336	82,336
		3,882,980	5,213,649
Less: accumulated depreciation		(3,687,197)	(4,722,729)
		$195,783	$490,920
Property and equipment, net consisted of the following as of September 30, 2025 and December 31, 2024:

	Useful Life	September 30, 2025	December 31, 2024
Scanners	5 Years	$1,904,491	$1,904,491
Computer and lab equipment	3-5 Years	1,471,331	1,424,513
Leasehold improvements	Various	421,266	421,266
Software	3 Years	50,374	50,374
Furniture and fixtures	7 Years	82,336	82,336
		3,929,798	3,882,980
Less: accumulated depreciation		(3,802,671)	(3,687,197)
		$127,127	$195,783